Concentration of Risks	12 Months Ended
Dec. 31, 2024
CONCENTRATION OF RISKS [Abstract]
Concentration of Risks
3.	CONCENTRATION OF RISKS

(a)	Credit risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, other receivables, loans receivable, held-to-maturity
investments,
available-for-sale
investments, and amounts due from related parties. As of December 31, 2023 and 2024, substantially all of the Company’s cash and cash equivalents
, restricted cash and held-to-maturity investments
were held at major financial institutions in their respective locations. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.
Available-for-sale investments substantially are either backed by the government or investment grade.

Due to the relatively small dollar amount of individual loans receivable, the Company generally does not require collateral on these balances. As of December 31, 2023 and 2024, no single loan customer’s balance accounted for more than 5% of net loans receivable.

The Company participates in relatively dynamic and competitive industries that are heavily reliant on operational excellence. The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows:

(i)
Business risk
– The Company mainly derives its net revenues from its
e-commerce,
digital financial services and digital entertainment operations. If competitors introduce new marketplace platforms, credit product offerings and services or new online games that compete with, or surpass the Company’s offerings, the Company’s operating performance will be affected.

(ii)
Supplier risk
– The Company’s
e-commerce
and digital financial service businesses engage third-party logistics service providers, payment channels and other third parties as its service providers. The Company’s digital entertainment business licenses certain games from third-party game developers. The term of the game license agreements with the game developers typically ranges from three
to nine years, renewable upon both parties’ consent. The Company may not be able to develop or procure new games or renew existing licenses on terms acceptable to both parties. The Company’s game developer partners may terminate its agreements prior to their expiration if the Company is not in compliance with the relevant terms or conditions and the Company may fail to remedy such non-compliance
in time, or the game developer partners may refuse to renew the agreements. No individual third-party logistics services provider, third-party game developer or other third-party business partner accounted for more than 10% of the Company’s net cost of revenue for the years ended December 31, 2022, 2023 and 2024.

(iii)
Customer risk
– No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2022, 2023 and 2024. The Company relied on several distribution channels to publish its mobile games. Revenue generated through one of the distribution channels accounted for approximately 13%, 6% and 4% of the Company’s net revenues for the years ended December 31, 2022, 2023 and 2024, respectively
.

(iv)
Political, economic, social, legal and regulatory uncertainties
– The Company’s businesses could be adversely affected by the varying political, economic, social, legal and regulatory uncertainties in the diverse markets that it operates in. In addition, the Company may be unsuccessful in adapting its business practices, culture and operations in new markets.

(v)
Regulatory restrictions
– Complex laws, rules and regulations including but not limited to those relating to game operations,
e-commerce,
digital platforms, payments, lending, banks and data privacy, in all markets where the Company operates. Laws and regulations and their enforcement vary from jurisdiction to jurisdiction and are often evolving, unclear or inconsistent with other applicable laws which may in turn cause uncertainty to our business operations. The Company may require more time than expected to adapt to these new requirements and may face delays during the implementation period.

(c)	Currency convertibility risk
A significant portion of the Company’s revenue and expenses are denominated in currencies subject to exchange control. If revenue denominated in such currencies increase or expenses denominated in such currencies decrease in the future, the Company may need to convert a portion of its revenue into other currencies to meet its foreign currency obligations. Currently, in Taiwan, a single remittance by a company for an amount over $1 million or its equivalent in foreign currency shall be reported and documents supporting the accuracy of such report shall be provided to the bank handling such remittance before the remittance is conducted. In addition, remittances by a company in annual aggregate amount exceeding $50 million or its equivalent in foreign currency may not be processed without the approval of the Central Bank of the Republic of China (Taiwan). In Vietnam, exchanging Vietnamese dong into foreign currency must be conducted at a licensed credit institution such as a licensed commercial bank. Conversion of Thai baht to another currency is subject to regulations promulgated by the Ministry of Finance and Bank of Thailand. Conversion of Indonesian rupiah into any foreign currency that exceeds a certain specific threshold is required to have an underlying transaction and supported by underlying transaction documents. In Malaysia, the foreign exchange policy requires the approval of the Central Bank of Malaysia (“BNM”) for cross border remittances which are either set out in the foreign exchange policy notices or applied for on an ad hoc basis. BNM has the discretion whether to grant its approval, and to impose any condition on such approval so there is no assurance that its approval will be granted. The Company may be unable to convert such local currencies into U.S. dollars or other foreign currencies to pay dividends or for other purposes on a timely basis or at all.

(d)	Foreign currency risk
The Company operates in multiple markets, which exposes it to the effects of fluctuations in currency exchange rates as it reports its financials and key operational metrics in USD. The Company earns revenue denominated in local currencies of Southeast Asia, Taiwan and Brazil, among other currencies, while some of its costs and expenses are paid in other foreign currencies. The Company generally pays license fees to game developers in USD and incur operating expenses in the local currencies in the markets in which it operates. Fluctuations in the exchange rates among the various currencies that the Company uses could cause fluctuations in its operational and financial results.